Provisions for contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions For Contingent [Abstract]
Disclosure of other provisions [text block]

(€ million)	Provision for site restoration, abandonment and social projects	Environmental provision	Provision for litigations	Provision for taxes	Loss adjustments and actuarial provisions for Eni’s insurance companies	Provision for redundancy incentives	Provision for onerous contracts	Provision for losses on investments	Provision for OIL insurance cover	Provision for disposal and restructuring	Other(*)	Total
Carrying amount at December 31, 2016	8,419	2,691	954	732	207	176	165	153	88	58	253	13,896
New or increased provisions		217	567	162	181	9		46		16	193	1,391
Initial recognition and changes in estimates	370											370
Accretion discount	271	(9)	1			1	2				(2)	264
Reversal of utilized provisions	(289)	(237)	(281)	(225)	(190)	(17)	(99)			(13)	(75)	(1,426)
Reversal of unutilized provisions	(10)	(17)	(50)	(52)		(32)	(1)	(10)	(3)		(25)	(200)
Currency translation differences	(646)	(1)	(95)	(66)			(7)	(7)	(1)		(11)	(834)
Other changes	11	9	11	(24)	7	3			(8)	4	(27)	(14)
Carrying amount at December 31, 2017	8,126	2,653	1,107	527	205	140	60	182	76	65	306	13,447

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(*)	Each individual amount included herein was lower than €50 million.